Document and Entity Information	Sep. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	INTEGRA LIFESCIENCES HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26224
Entity Tax Identification Number	51-0317849
Entity Address, Address Line One	1100 Campus Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	275-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	IART
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000917520
Amendment Flag	false